Selected Statements of Income Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selected Statements of Income Data [Abstract]
Total costs	$ 9,362	$ 10,713	$ 10,063
Less - capitalized software costs	(3,666)	(3,771)	(4,224)
Research and development, net	$ 5,696	$ 6,942	$ 5,839